Document and Entity Information	Apr. 28, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001439095
Document Type	8-K
Document Period End Date	Apr. 28, 2020
Entity Registrant Name	MRC Global inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35479
Entity Tax Identification Number	20-5956993
Entity Address, Address Line One	Fulbright Tower
Entity Address, Address Line Two	1301 McKinney Street
Entity Address, Address Line Three	Suite 2300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77010
City Area Code	(877)
Local Phone Number	294-7574
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	MRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false